Schedule of convertible debt (Details)	12 Months Ended
Jun. 30, 2026 USD ($)
Short-Term Debt [Line Items]
Face value	$ 59,743,606
Debt conversion amount	28,003,094
September 23, 2025 [Member]
Short-Term Debt [Line Items]
Face value	11,000,000
Debt conversion amount	$ 4,654
Conversion rate	95.00%
October 08, 2025 [Member]
Short-Term Debt [Line Items]
Face value	$ 4,000,000
Debt conversion amount	$ 3,036
Conversion rate	95.00%
March 13, 2026 [Member]
Short-Term Debt [Line Items]
Face value	$ 250,000
Debt conversion amount	$ 116
Conversion rate	95.00%
May 27, 2026 [Member]
Short-Term Debt [Line Items]
Face value	$ 44,493,606
Debt conversion amount	$ 21
Conversion rate	95.00%